Erin C. Schwerzmann Vice President & Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street, Hartford CT 06103 Tel 860 534-9177 Erin.Schwerzmann@prudential.com

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Pruco Life Variable Universal Account ("Registrant")
Pruco Life Insurance Company ("Depositor")
Post-Effective Amendment No. 19 to Registration Statement on Form N-6 (File No. 333-112808)

Ladies and Gentlemen:

We are filing with the Commission Post-Effective Amendment No. 19 to the above-referenced registration statement pursuant to Rule 485(b), and the registrant has designated October 7, 2013 as the date upon which this amendment shall become effective.  As Vice President, Corporate Counsel, I have reviewed the amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced post-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against them.

Respectfully yours,

/s/ Erin. C. Schwerzmann                                                                                                      9/26/2013
Erin C. Schwerzmann                                                                                                                   Date
Vice President, Corporate Counsel

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